Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses and Other Current Assets
Vendor deposits	$ 2,720	$ 1,794
Prepaid SPAC transaction costs		1,913
Prepaid insurance	1,975	47
Other current assets	2,372	245
Total prepaid expenses and other current assets	$ 7,067	$ 3,999